Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accummulated Depreciation [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION
Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)
		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Building & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Building & Improvements	Accumulated Depreciation(1)	Year Acquired	Year Built
Seniors housing triple-net:
Aboite Twp, IN	$-	$1,770	$19,930	$1,601	$1,770	$21,531	$1,222	2010	2008
Agawam, MA	-	880	16,112	2,134	880	18,246	5,213	2002	1993
Agawam, MA	-	1,230	13,618	289	1,230	13,906	709	2011	1975
Agawam, MA	-	930	15,304	229	930	15,533	762	2011	1970
Agawam, MA	-	920	10,661	36	920	10,697	556	2011	1985
Agawam, MA	-	920	10,562	45	920	10,607	551	2011	1967
Akron, OH	-	290	8,219	491	290	8,710	1,821	2005	1961
Akron, OH	-	630	7,535	229	630	7,764	1,414	2006	1915
Alliance, OH	-	270	7,723	107	270	7,830	1,539	2006	1982
Amelia Island, FL	-	3,290	24,310	20,122	3,288	44,434	6,432	2005	1998
Ames, IA	-	330	8,870	-	330	8,870	639	2010	1999
Anderson, SC	-	710	6,290	419	710	6,709	1,955	2003	1986
Andover, MA	-	1,310	12,647	27	1,310	12,674	679	2011	1985
Annapolis, MD	-	1,010	24,825	50	1,010	24,876	1,185	2011	1993
Ansted, WV	-	240	14,113	43	240	14,156	662	2011	1982
Asheboro, NC	-	290	5,032	165	290	5,197	1,340	2003	1998
Asheville, NC	-	204	3,489	-	204	3,489	1,375	1999	1999
Asheville, NC	-	280	1,955	351	280	2,306	669	2003	1992
Aspen Hill, MD	-	-	9,008	457	-	9,465	482	2011	1988
Aurora, OH	-	1,760	14,148	41	1,760	14,189	811	2011	2002
Aurora, CO	-	2,600	5,906	7,915	2,600	13,821	2,915	2006	1988
Aurora, CO	-	2,440	28,172	-	2,440	28,172	4,425	2006	2007
Austin, TX	9,934	730	18,970	-	730	18,970	2,931	2007	2006
Aventura, FL	-	4,540	33,986	-	4,540	33,986	305	2012	2001
Avon, IN	-	1,830	14,470	-	1,830	14,470	1,089	2010	2004
Avon Lake, OH	-	790	10,421	32	790	10,452	622	2011	2001
Ayer, MA	-	-	22,074	3	-	22,077	1,056	2011	1988
Baltic, OH	-	50	8,709	189	50	8,898	1,716	2006	1983
Baltimore, MD	-	1,350	14,884	321	1,350	15,204	754	2011	1905
Baltimore, MD	-	900	5,039	90	900	5,129	302	2011	1969
Bartlesville, OK	-	100	1,380	-	100	1,380	634	1996	1995
Baytown, TX	9,317	450	6,150	-	450	6,150	1,883	2002	2000
Baytown, TX	-	540	11,110	-	540	11,110	1,009	2009	2008
Beachwood, OH	-	1,260	23,478	-	1,260	23,478	7,182	2001	1990
Beattyville, KY	-	100	6,900	660	100	7,560	1,489	2005	1972
Bedford, NH	-	2,250	28,831	5	2,250	28,836	1,371	2011	1978
Bellevue, WI	-	1,740	18,260	571	1,740	18,831	3,207	2006	2004
Benbrook, TX	-	1,550	13,553	-	1,550	13,553	589	2011	1984
Bethel Park, PA	-	1,700	16,007	-	1,700	16,007	1,650	2007	2009
Bluefield, VA	-	900	12,463	32	900	12,495	611	2011	1990
Boca Raton, FL	-	1,440	31,048	-	1,440	31,048	275	2012	1989
Boonville, IN	-	190	5,510	-	190	5,510	1,654	2002	2000
Bradenton, FL	-	252	3,298	-	252	3,298	1,531	1996	1995
Bradenton, FL	3,031	480	9,953	-	480	9,953	132	2012	2000
Braintree, MA	-	170	7,157	1,290	170	8,447	7,669	1997	1968
Brandon, MS	-	1,220	10,241	-	1,220	10,241	608	2010	1999
Bremerton, WA	-	390	2,210	144	390	2,354	364	2006	1999
Bremerton, WA	-	830	10,420	150	830	10,570	649	2010	1984
Brick, NJ	-	1,290	25,247	102	1,290	25,349	904	2011	2000
Brick, NJ	-	1,170	17,372	223	1,179	17,586	910	2010	1998
Brick, NJ	-	690	17,125	51	690	17,176	880	2010	1999
Bridgewater, NJ	-	1,850	3,050	-	1,850	3,050	997	2004	1970
Bridgewater, NJ	-	1,730	48,201	260	1,739	48,452	2,479	2010	1999
Bridgewater, NJ	-	1,800	31,810	40	1,800	31,850	1,124	2011	2001
Broadview Heights, OH	-	920	12,400	2,393	920	14,793	3,945	2001	1984
Brookline, MA	-	2,760	9,217	2,540	2,760	11,757	554	2011	1984
Brooklyn Park, MD	-	1,290	16,329	29	1,290	16,358	808	2011	1973
Burleson, TX	-	670	13,985	-	670	13,985	630	2011	1988
Burlington, NC	-	280	4,297	707	280	5,004	1,270	2003	2000
Burlington, NC	-	460	5,467	-	460	5,467	1,428	2003	1997
Burlington, NJ	-	1,700	12,554	382	1,700	12,936	716	2011	1965
Burlington, NJ	-	1,170	19,205	167	1,170	19,372	820	2011	1994
Byrdstown, TN	-	-	2,414	269	-	2,683	1,414	2004	1982
Cambridge, MD	-	490	15,843	207	490	16,050	767	2011	1990
Canton, MA	-	820	8,201	263	820	8,464	3,125	2002	1993
Canton, OH	-	300	2,098	-	300	2,098	819	1998	1998
Cape Coral, FL	-	530	3,281	-	530	3,281	989	2002	2000
Cape Coral, FL	9,387	760	18,868	-	760	18,868	254	2012	2009
Carmel, IN	-	2,370	57,175	421	2,370	57,596	6,749	2006	2007
Cary, NC	-	1,500	4,350	986	1,500	5,336	1,926	1998	1996
Catonsville, MD	-	1,330	15,003	549	1,330	15,552	759	2011	1973
Cedar Grove, NJ	-	1,830	10,939	10	1,830	10,949	567	2011	1964
Cedar Grove, NJ	-	2,850	27,737	21	2,850	27,757	1,352	2011	1970
Centreville, MD(2)	-	600	14,602	-	600	14,602	726	2011	1978
Chapel Hill, NC	-	354	2,646	783	354	3,429	993	2002	1997
Charles Town, WV	-	230	22,834	29	230	22,863	1,057	2011	1997
Charleston, WV	-	440	17,575	47	440	17,622	823	2011	1998
Charleston, WV	-	410	5,430	13	410	5,444	287	2011	1979
Chelmsford, MA	-	1,040	10,951	1,499	1,040	12,450	2,734	2003	1997
Chicago, IL	-	1,800	19,256	-	1,800	19,256	313	2012	2005
Chicago, IL	-	2,900	17,016	-	2,900	17,016	280	2012	2007
Chickasha, OK	-	85	1,395	-	85	1,395	635	1996	1996
Cinnaminson, NJ	-	860	6,663	149	860	6,812	375	2011	1965
Claremore, OK	-	155	1,427	1	155	1,428	630	1996	1996
Clark Summit, PA	-	600	11,179	15	600	11,194	576	2011	1985
Clark Summit, PA	-	400	6,529	54	400	6,583	344	2011	1997
Clarksville, TN	-	330	2,292	-	330	2,292	887	1998	1998
Cleburne, TX	-	520	5,369	-	520	5,369	799	2006	2007
Cleveland, TN	-	350	5,000	122	350	5,122	1,684	2001	1987
Clinton, MD	-	2,330	20,876	-	2,330	20,876	345	2012	1988
Cloquet, MN	-	340	4,660	-	340	4,660	165	2011	2006
Colchester, CT	-	980	4,860	495	980	5,355	313	2011	1986
Colts Neck, NJ	-	780	14,733	347	920	14,940	795	2010	2002
Columbia, TN	-	341	2,295	-	341	2,295	899	1999	1999
Columbia, TN	-	590	3,787	-	590	3,787	1,303	2003	1974
Columbia, SC	-	2,120	4,860	5,709	2,120	10,569	2,527	2003	2000
Columbia Heights, MN	-	825	14,175	-	825	14,175	469	2011	2009
Columbus, IN	-	610	3,190	-	610	3,190	235	2010	1998
Columbus, IN	-	530	6,710	-	530	6,710	1,863	2002	2001
Columbus, OH	-	530	5,170	8,255	1,070	12,885	2,533	2005	1968
Columbus, OH	-	1,010	5,022	-	1,010	5,022	1,084	2006	1983
Columbus, OH	-	1,010	4,931	13,620	1,860	17,701	3,412	2006	1978
Concord, NC	-	550	3,921	55	550	3,976	1,151	2003	1997
Concord, NH	-	780	18,423	378	780	18,801	867	2011	1972
Concord, NH	-	1,760	43,179	545	1,760	43,724	2,021	2011	1994
Concord, NH	-	720	3,041	203	720	3,245	188	2011	1905
Conroe, TX	-	980	7,771	-	980	7,771	592	2009	2010
Conyers, GA	-	2,740	19,302	-	2,740	19,302	171	2012	1998
Corpus Christi, TX	-	400	1,916	-	400	1,916	604	2005	1985
Cortland, NY	-	700	18,041	-	700	18,041	117	2012	2001
Daniels, WV	-	200	17,320	49	200	17,370	808	2011	1986
Danville, VA	-	410	3,954	722	410	4,676	1,238	2003	1998
Daphne, AL	-	2,880	8,670	-	2,880	8,670	155	2012	2001
Dedham, MA	-	1,360	9,830	-	1,360	9,830	3,168	2002	1996
DeForest, WI	-	250	5,350	354	250	5,704	840	2007	2006
Defuniak Springs, FL	-	1,350	10,250	-	1,350	10,250	1,867	2006	1980
Denton, TX	-	1,760	8,305	-	1,760	8,305	272	2010	2011
Denver, CO	-	2,530	9,514	-	2,530	9,514	1,965	2005	1986
Denver, CO	-	3,650	14,906	1,605	3,650	16,511	2,565	2006	1987
Denver, CO	-	2,076	13,594	-	2,076	13,594	1,146	2007	2009
Dover, DE	-	400	7,717	38	400	7,755	396	2011	1997
Dover, DE	-	600	22,266	90	600	22,356	1,063	2011	1984
Drescher, PA	-	2,060	40,236	159	2,067	40,388	2,063	2010	2001
Dundalk, MD(2)	-	1,770	32,047	-	1,770	32,047	1,532	2011	1978
Durham, NC	-	1,476	10,659	2,196	1,476	12,855	8,207	1997	1999
East Brunswick, NJ	-	1,380	34,229	87	1,380	34,315	1,198	2011	1998
East Norriston, PA	-	1,200	28,129	285	1,210	28,404	1,474	2010	1988
Easton, MD	-	900	24,539	-	900	24,539	1,205	2011	1962
Easton, PA	-	285	6,315	-	285	6,315	3,579	1993	1959
Eatontown, NJ	-	1,190	23,358	67	1,190	23,426	1,138	2011	1996
Eden, NC	-	390	4,877	-	390	4,877	1,294	2003	1998
Edmond, OK	-	410	8,388	-	410	8,388	210	2012	2001
Elizabeth City, NC	-	200	2,760	2,011	200	4,771	1,592	1998	1999
Elizabethton, TN	-	310	4,604	336	310	4,940	1,658	2001	1980
Englewood, NJ	-	930	4,514	17	930	4,531	242	2011	1966
Englishtown, NJ	-	690	12,520	401	722	12,890	683	2010	1997
Erin, TN	-	440	8,060	134	440	8,194	2,581	2001	1981
Everett, WA	-	1,400	5,476	-	1,400	5,476	2,037	1999	1999
Fair Lawn, NJ	-	2,420	24,504	159	2,420	24,663	1,190	2011	1962
Fairfield, CA	-	1,460	14,040	1,548	1,460	15,588	4,337	2002	1998
Fairhope, AL	-	570	9,119	-	570	9,119	162	2012	1987
Fall River, MA	-	620	5,829	4,856	620	10,685	3,953	1996	1973
Fall River, MA	-	920	34,715	208	920	34,923	1,655	2011	1993
Fanwood, NJ	-	2,850	55,175	121	2,850	55,296	1,904	2011	1982
Fayetteville, GA	-	560	12,665	-	560	12,665	110	2012	1994
Fayetteville, NY	-	410	3,962	500	410	4,462	1,316	2001	1997
Findlay, OH	-	200	1,800	-	200	1,800	762	1997	1997
Fishers, IN	-	1,500	14,500	-	1,500	14,500	1,090	2010	2000
Florence, NJ	-	300	2,978	-	300	2,978	893	2002	1999
Flourtown, PA	-	1,800	14,830	108	1,800	14,938	737	2011	1908
Flower Mound, TX	-	1,800	8,414	-	1,800	8,414	-	2011	0
Follansbee, WV	-	640	27,670	44	640	27,714	1,305	2011	1982
Forest City, NC	-	320	4,497	-	320	4,497	1,205	2003	1999
Fort Ashby, WV	-	330	19,566	123	330	19,689	906	2011	1980
Franconia, NH	-	360	11,320	69	360	11,390	549	2011	1971
Franklin, NH	-	430	15,210	46	430	15,255	729	2011	1990
Fredericksburg, VA	-	1,000	20,000	1,200	1,000	21,200	4,133	2005	1999
Fredericksburg, VA	-	590	28,611	35	590	28,646	1,339	2011	1977
Fredericksburg, VA	-	3,700	22,016	-	3,700	22,016	143	2012	1992
Gardner, MA	-	480	10,210	27	480	10,237	517	2011	1902
Gastonia, NC	-	470	6,129	-	470	6,129	1,591	2003	1998
Gastonia, NC	-	310	3,096	22	310	3,118	866	2003	1994
Gastonia, NC	-	400	5,029	120	400	5,149	1,346	2003	1996
Georgetown, TX	-	200	2,100	-	200	2,100	876	1997	1997
Gettysburg, PA	-	590	8,913	26	590	8,938	475	2011	1987
Glastonbury, CT	-	1,950	9,532	595	2,360	9,717	513	2011	1966
Glen Mills, PA	-	690	9,110	165	690	9,275	467	2011	1993
Glenside, PA	-	1,940	16,867	24	1,940	16,891	832	2011	1905
Goshen, IN	-	210	6,120	-	210	6,120	1,255	2005	2006
Graceville, FL	-	150	13,000	-	150	13,000	2,302	2006	1980
Grafton, WV	-	280	18,824	37	280	18,861	875	2011	1986
Granbury, TX	-	2,040	30,670	-	2,040	30,670	1,365	2011	2009
Granbury, TX	-	2,550	2,940	-	2,550	2,940	26	2012	1996
Grand Blanc, MI	-	700	7,843	-	700	7,843	-	2011	0
Grand Ledge, MI	8,178	1,150	16,286	-	1,150	16,286	908	2010	1999
Granger, IN	-	1,670	21,280	1,751	1,670	23,031	1,313	2010	2009
Greendale, WI	-	2,060	35,383	-	2,060	35,383	707	2012	1988
Greeneville, TN	-	400	8,290	507	400	8,797	2,122	2004	1979
Greenfield, WI	-	600	6,626	328	600	6,954	994	2006	2006
Greensboro, NC	-	330	2,970	554	330	3,524	956	2003	1996
Greensboro, NC	-	560	5,507	1,013	560	6,520	1,755	2003	1997
Greenville, SC	-	310	4,750	-	310	4,750	1,153	2004	1997
Greenville, SC	-	5,400	100,523	1,997	5,400	102,520	8,077	2006	2009
Greenville, NC	-	290	4,393	168	290	4,561	1,177	2003	1998
Greenwood, IN	-	1,550	22,770	81	1,550	22,851	1,344	2010	2007
Groton, CT	-	2,430	19,941	739	2,430	20,680	1,053	2011	1975
Haddonfield, NJ	-	520	2,320	160	520	2,480	1,668	2011	1953
Hamburg, PA	-	840	10,543	142	840	10,685	584	2011	1966
Hamilton, NJ	-	440	4,469	-	440	4,469	1,330	2001	1998
Hanover, IN	-	210	4,430	-	210	4,430	1,108	2004	2000
Harleysville, PA	-	960	11,355	-	960	11,355	1,089	2008	2009
Harriman, TN	-	590	8,060	158	590	8,218	2,757	2001	1972
Hatboro, PA	-	-	28,112	890	-	29,002	1,329	2011	1996
Hattiesburg, MS	-	450	15,518	35	450	15,553	818	2010	2009
Haverford, PA	-	1,880	33,993	387	1,882	34,378	1,750	2010	2000
Hemet, CA	-	870	3,405	-	870	3,405	499	2007	1996
Hermitage, TN	-	1,500	9,856	8	1,500	9,863	409	2011	2006
Hickory, NC	-	290	987	232	290	1,219	443	2003	1994
High Point, NC	-	560	4,443	793	560	5,236	1,393	2003	2000
High Point, NC	-	370	2,185	410	370	2,595	739	2003	1999
High Point, NC	-	330	3,395	28	330	3,423	918	2003	1994
High Point, NC	-	430	4,143	-	430	4,143	1,101	2003	1998
Highland Park, IL	-	2,820	15,832	-	2,820	15,832	35	2011	2012
Highlands Ranch, CO	-	940	3,721	-	940	3,721	1,132	2002	1999
Hilltop, WV	-	480	25,355	15	480	25,370	1,198	2011	1977
Hollywood, FL	-	1,240	13,806	-	1,240	13,806	124	2012	2001
Homestead, FL	-	2,750	11,750	-	2,750	11,750	2,129	2006	1994
Houston, TX	9,931	860	18,715	-	860	18,715	2,642	2007	2006
Houston, TX	-	5,090	9,471	-	5,090	9,471	1,014	2007	2009
Houston, TX	10,288	630	5,970	750	630	6,720	1,989	2002	1995
Howell, NJ	10,299	1,050	21,703	150	1,064	21,839	1,140	2010	2007
Huntington, WV	-	800	32,261	126	800	32,387	1,530	2011	1976
Huron, OH	-	160	6,088	1,452	160	7,540	1,389	2005	1983
Hurricane, WV	-	620	21,454	805	620	22,258	1,041	2011	1986
Hutchinson, KS	-	600	10,590	194	600	10,784	2,317	2004	1997
Indianapolis, IN	-	495	6,287	22,565	495	28,852	5,663	2006	1981
Indianapolis, IN	-	255	2,473	12,123	255	14,596	2,697	2006	1981
Jackson, NJ	-	6,500	26,405	-	6,500	26,405	171	2012	2001
Jacksonville Beach, FL	-	1,210	26,207	-	1,210	26,207	226	2012	1999
Jamestown, TN	-	-	6,707	45	-	6,752	3,912	2004	1966
Jefferson, OH	-	80	9,120	-	80	9,120	1,858	2006	1984
Jupiter, FL	-	3,100	47,453	-	3,100	47,453	303	2012	2002
Kalida, OH	-	480	8,173	-	480	8,173	1,285	2006	2007
Keene, NH	-	530	9,639	284	530	9,923	385	2011	1980
Kenner, LA	-	1,100	10,036	328	1,100	10,364	6,550	1998	2000
Kennesaw, GA	-	940	10,848	-	940	10,848	99	2012	1998
Kennett Square, PA	-	1,050	22,946	49	1,060	22,985	1,186	2010	2008
Kenosha, WI	-	1,500	9,139	-	1,500	9,139	971	2007	2009
Kent, WA	-	940	20,318	10,470	940	30,788	3,651	2007	2000
Kirkland, WA	-	1,880	4,315	683	1,880	4,998	1,143	2003	1996
Laconia, NH	-	810	14,434	483	810	14,916	711	2011	1968
Lake Barrington, IL	-	3,400	66,179	-	3,400	66,179	421	2012	2000
Lake Zurich, IL	-	1,470	9,830	-	1,470	9,830	459	2011	2007
Lakewood Ranch, FL	-	650	6,714	-	650	6,714	117	2011	2012
Lakewood Ranch, FL	7,569	1,000	22,388	-	1,000	22,388	295	2012	2005
Lancaster, PA	-	890	7,623	80	890	7,702	419	2011	1928
Lancaster, NH	-	430	15,804	161	430	15,964	757	2011	1981
Lancaster, NH	-	160	434	28	160	462	42	2011	1905
Langhorne, PA	-	1,350	24,881	117	1,350	24,998	1,221	2011	1979
Lapeer, MI	-	220	7,625	-	220	7,625	82	2011	2012
LaPlata, MD(2)	-	700	19,068	-	700	19,068	935	2011	1984
Lawrence, KS	3,797	250	8,716	-	250	8,716	114	2012	1996
Lebanon, NH	-	550	20,138	64	550	20,202	962	2011	1985
Lecanto, FL	-	200	6,900	-	200	6,900	1,607	2004	1986
Lee, MA	-	290	18,135	926	290	19,061	5,582	2002	1998
Leicester, England	-	6,897	30,240	-	6,897	30,240	-	2012	0
Lenoir, NC	-	190	3,748	641	190	4,389	1,161	2003	1998
Leominster, MA	-	530	6,201	25	530	6,226	348	2011	1966
Lewisburg, WV	-	260	3,699	70	260	3,769	210	2011	1995
Lexington, NC	-	200	3,900	1,015	200	4,915	1,389	2002	1997
Lexington, KY	-	1,850	11,977	-	1,850	11,977	-	2011	0
Libertyville, IL	-	6,500	40,024	-	6,500	40,024	1,848	2011	2001
Lincoln, NE	5,131	390	13,807	-	390	13,807	964	2010	2000
Linwood, NJ	-	800	21,984	429	800	22,413	1,178	2010	1997
Litchfield, CT	-	1,240	17,908	102	1,250	18,000	933	2010	1998
Little Neck, NY	-	3,350	38,461	426	3,355	38,882	2,008	2010	2000
Loganville, GA	-	1,430	22,912	-	1,430	22,912	215	2012	1997
Longview, TX	-	610	5,520	-	610	5,520	831	2006	2007
Longwood, FL	-	1,260	6,445	-	1,260	6,445	222	2011	2011
Louisville, KY	-	490	10,010	-	490	10,010	2,650	2005	1978
Louisville, KY	-	430	7,135	163	430	7,298	2,443	2002	1974
Louisville, KY	-	350	4,675	109	350	4,784	1,637	2002	1975
Lowell, MA	-	1,070	13,481	92	1,070	13,573	694	2011	1975
Lowell, MA	-	680	3,378	30	680	3,408	213	2011	1969
Lutherville, MD	-	1,100	19,786	1,579	1,100	21,365	969	2011	1988
Macungie, PA	-	960	29,033	17	960	29,049	1,364	2011	1994
Mahwah, NJ	-	785	-	-	785	-	-	2012
Manahawkin, NJ	-	1,020	20,361	122	1,020	20,483	991	2011	1994
Manalapan, NJ	-	900	22,624	56	900	22,680	795	2011	2001
Manassas, VA	-	750	7,446	530	750	7,976	1,875	2003	1996
Mansfield, TX	-	660	5,251	-	660	5,251	800	2006	2007
Marianna, FL	-	340	8,910	-	340	8,910	1,573	2006	1997
Marietta, GA	-	1,270	10,519	-	1,270	10,519	94	2012	1997
Marlinton, WV	-	270	8,430	-	270	8,430	418	2011	1987
Marmet, WV	-	540	26,483	-	540	26,483	1,225	2011	1986
Martinsburg, WV	-	340	17,180	31	340	17,211	802	2011	1987
Martinsville, VA	-	349	-	-	349	-	-	2003
Matawan, NJ	-	1,830	20,618	-	1,830	20,618	589	2011	1965
Matthews, NC	-	560	4,738	-	560	4,738	1,295	2003	1998
McConnelsville, OH	-	190	7,060	-	190	7,060	514	2010	1946
McHenry, IL	-	1,576	-	-	1,576	-	-	2006
McHenry, IL	-	3,550	15,300	6,718	3,550	22,018	3,105	2006	2004
McKinney, TX	-	1,570	7,389	-	1,570	7,389	592	2009	2010
McMurray, PA	-	1,440	15,805	1,894	1,440	17,699	489	2010	2011
Melbourne, FL	-	7,070	48,257	12,990	7,070	61,247	4,901	2007	2009
Melbourne, FL	-	2,540	21,319	-	2,540	21,319	503	2010	2012
Melville, NY	-	4,280	73,283	722	4,282	74,003	3,762	2010	2001
Memphis, TN	-	940	5,963	-	940	5,963	1,733	2004	1951
Memphis, TN	-	390	9,660	1,600	390	11,260	652	2010	1981
Mendham, NJ	-	1,240	27,169	375	1,240	27,544	1,281	2011	1968
Menomonee Falls, WI	-	1,020	6,984	-	1,020	6,984	980	2006	2007
Mercerville, NJ	-	860	9,929	109	860	10,039	518	2011	1967
Meriden, CT	-	1,300	1,472	5	1,300	1,477	158	2011	1968
Merrillville, IN	-	643	7,084	3,526	643	10,610	6,112	1997	1999
Merrillville, IN	-	1,080	3,413	-	1,080	3,413	195	2010	2011
Middleburg Heights, OH	-	960	7,780	-	960	7,780	1,735	2004	1998
Middleton, WI	-	420	4,006	600	420	4,606	1,229	2001	1991
Middletown, RI	-	1,480	19,703	-	1,480	19,703	970	2011	1975
Midland, MI	-	200	11,025	39	200	11,064	598	2010	1994
Milford, DE	-	400	7,816	40	400	7,855	400	2011	1997
Milford, DE	-	680	19,216	56	680	19,273	940	2011	1905
Millersville, MD	-	680	1,020	25	680	1,045	411	2011	1962
Millville, NJ	-	840	29,944	85	840	30,030	1,433	2011	1986
Missoula, MT	-	550	7,490	377	550	7,867	1,503	2005	1998
Monmouth Junction, NJ	-	720	6,209	57	720	6,266	341	2011	1996
Monroe, NC	-	470	3,681	648	470	4,329	1,175	2003	2001
Monroe, NC	-	310	4,799	857	310	5,656	1,446	2003	2000
Monroe, NC	-	450	4,021	114	450	4,135	1,119	2003	1997
Monroe Twp, NJ	-	1,160	13,193	75	1,160	13,268	690	2011	1996
Monteagle, TN	-	310	3,318	-	310	3,318	1,061	2003	1980
Monterey, TN	-	-	4,195	410	-	4,605	2,454	2004	1977
Montville, NJ	-	3,500	31,002	135	3,500	31,137	1,112	2011	1988
Moorestown, NJ	-	2,060	51,628	267	2,063	51,892	2,668	2010	2000
Morehead City, NC	-	200	3,104	1,648	200	4,752	1,593	1999	1999
Morgantown, KY	-	380	3,705	615	380	4,320	1,128	2003	1965
Morgantown, WV	-	190	15,633	-	190	15,633	414	2011	1997
Morton Grove, IL	-	1,900	19,374	-	1,900	19,374	568	2010	2011
Mount Airy, NC	-	270	6,430	290	270	6,720	1,199	2005	1998
Mountain City, TN	-	220	5,896	660	220	6,556	3,568	2001	1976
Mt. Vernon, WA	-	400	2,200	156	400	2,356	375	2006	2001
Myrtle Beach, SC	-	6,890	41,526	11,498	6,890	53,024	4,281	2007	2009
Nacogdoches, TX	-	390	5,754	-	390	5,754	857	2006	2007
Naperville, IL	-	3,470	29,547	-	3,470	29,547	1,390	2011	2001
Naples, FL	-	550	5,450	-	550	5,450	1,361	2004	1968
Nashville, TN	-	4,910	29,590	-	4,910	29,590	3,567	2008	2007
Naugatuck, CT	-	1,200	15,826	99	1,200	15,924	781	2011	1980
Needham, MA	-	1,610	13,715	366	1,610	14,081	4,576	2002	1994
Neenah, WI	-	630	15,120	-	630	15,120	1,032	2010	1991
New Braunfels, TX	-	1,200	19,800	-	1,200	19,800	933	2011	2009
New Haven, IN	-	176	3,524	-	176	3,524	1,046	2004	1981
Newark, DE	-	560	21,220	1,488	560	22,708	4,595	2004	1998
Newport, VT	-	290	3,867	-	290	3,867	211	2011	1967
Norman, OK	-	55	1,484	-	55	1,484	751	1995	1995
Norman, OK	11,524	1,480	33,330	-	1,480	33,330	431	2012	1985
Norristown, PA	-	1,200	19,488	1,135	1,200	20,623	948	2011	1995
North Andover, MA	-	950	21,817	54	950	21,870	1,047	2011	1977
North Andover, MA	-	1,070	17,341	1,293	1,070	18,634	879	2011	1990
North Augusta, SC	-	332	2,558	-	332	2,558	990	1999	1998
North Cape May, NJ	-	600	22,266	36	600	22,302	1,062	2011	1995
Oak Hill, WV	-	240	24,506	-	240	24,506	1,132	2011	1988
Oak Hill, WV	-	170	721	-	170	721	73	2011	1999
Ocala, FL	-	1,340	10,564	-	1,340	10,564	973	2008	2009
Ogden, UT	-	360	6,700	699	360	7,399	1,534	2004	1998
Oklahoma City, OK	-	590	7,513	-	590	7,513	932	2007	2008
Oklahoma City, OK	-	760	7,017	-	760	7,017	767	2007	2009
Omaha, NE	-	370	10,230	-	370	10,230	730	2010	1998
Omaha, NE	4,419	380	8,864	-	380	8,864	654	2010	1999
Oneonta, NY	-	80	5,020	-	80	5,020	679	2007	1996
Ormond Beach, FL	-	-	2,739	73	-	2,812	1,495	2002	1983
Orwigsburg, PA	-	650	20,632	134	650	20,766	999	2011	1992
Oshkosh, WI	-	900	3,800	3,687	900	7,487	1,272	2006	2005
Oshkosh, WI	-	400	23,237	-	400	23,237	2,424	2007	2008
Overland Park, KS	-	1,120	8,360	-	1,120	8,360	1,763	2005	1970
Overland Park, KS	-	3,730	27,076	340	3,730	27,416	2,317	2008	2009
Overland Park, KS	-	4,500	29,105	7,295	4,500	36,400	2,007	2010	1988
Owasso, OK	-	215	1,380	-	215	1,380	608	1996	1996
Owensboro, KY	-	240	6,760	37	240	6,797	1,528	1993	1966
Owensboro, KY	-	225	13,275	-	225	13,275	2,912	2005	1964
Owenton, KY	-	100	2,400	-	100	2,400	647	2005	1979
Oxford, MI	11,710	1,430	15,791	-	1,430	15,791	906	2010	2001
Palestine, TX	-	180	4,320	1,300	180	5,620	890	2006	2005
Palm Coast, FL	-	870	10,957	-	870	10,957	877	2008	2010
Panama City Beach, FL	-	900	7,717	9	900	7,726	322	2011	2005
Paris, TX	-	490	5,452	-	490	5,452	2,240	2005	2006
Parkersburg, WV	-	390	21,288	643	390	21,931	1,012	2011	1979
Parkville, MD	-	1,350	16,071	212	1,350	16,284	801	2011	1980
Parkville, MD	-	791	11,186	-	791	11,186	571	2011	1972
Parkville, MD	-	1,100	11,768	-	1,100	11,768	595	2011	1972
Pasadena, TX	9,955	720	24,080	-	720	24,080	3,664	2007	2005
Paso Robles, CA	-	1,770	8,630	693	1,770	9,323	2,656	2002	1998
Pawleys Island, SC	-	2,020	32,590	6,022	2,020	38,612	6,600	2005	1997
Pella, IA	-	870	6,716	-	870	6,716	59	2012	2002
Pennington, NJ	-	1,380	27,620	426	1,420	28,006	860	2011	2000
Pennsauken, NJ	-	900	10,780	179	900	10,959	602	2011	1985
Petoskey, MI	6,293	860	14,452	-	860	14,452	739	2011	1997
Philadelphia, PA	-	2,700	25,709	333	2,700	26,041	1,259	2011	1976
Philadelphia, PA	-	2,930	10,433	2,642	2,930	13,075	632	2011	1952
Philadelphia, PA	-	540	11,239	62	540	11,302	532	2011	1965
Philadelphia, PA	-	1,810	16,898	32	1,810	16,931	902	2011	1972
Phillipsburg, NJ	-	800	21,175	193	800	21,368	1,044	2011	1992
Phillipsburg, NJ	-	300	8,114	38	300	8,151	399	2011	1905
Pigeon Forge, TN	-	320	4,180	117	320	4,297	1,510	2001	1986
Pinehurst, NC	-	290	2,690	484	290	3,174	892	2003	1998
Piqua, OH	-	204	1,885	-	204	1,885	755	1997	1997
Pittsburgh, PA	-	1,750	8,572	115	1,750	8,687	1,899	2005	1998
Plainview, NY	-	3,990	11,969	94	3,990	12,064	480	2011	1963
Plattsmouth, NE	-	250	5,650	-	250	5,650	424	2010	1999
Plymouth, MI	-	1,490	19,990	114	1,490	20,104	1,093	2010	1972
Port St. Joe, FL	-	370	2,055	-	370	2,055	863	2004	1982
Port St. Lucie, FL	-	8,700	47,230	4,761	8,700	51,991	3,550	2008	2010
Post Falls, ID	-	2,700	14,217	2,181	2,700	16,398	1,845	2007	2008
Pottsville, PA	-	950	26,964	202	950	27,166	1,319	2011	1990
Princeton, NJ	-	1,730	30,888	817	1,772	31,663	977	2011	2001
Quakertown, PA	-	1,040	25,389	72	1,040	25,461	1,213	2011	1977
Raleigh, NC	-	10,000	-	-	10,000	-	-	2008
Raleigh, NC	26,506	3,530	59,589	-	3,530	59,589	395	2012	2002
Raleigh, NC	-	2,580	16,837	-	2,580	16,837	156	2012	1988
Reading, PA	-	980	19,906	102	980	20,008	967	2011	1994
Red Bank, NJ	-	1,050	21,275	97	1,050	21,372	748	2011	1997
Rehoboth Beach, DE	-	960	24,248	196	961	24,443	1,269	2010	1999
Reidsville, NC	-	170	3,830	857	170	4,687	1,341	2002	1998
Reno, NV	-	1,060	11,440	605	1,060	12,045	2,569	2004	1998
Ridgeland, MS	-	520	7,675	427	520	8,102	1,926	2003	1997
Ridgely, TN	-	300	5,700	97	300	5,797	1,872	2001	1990
Ridgewood, NJ	-	1,350	16,170	478	1,350	16,649	780	2011	1971
Rockledge, FL	-	360	4,117	-	360	4,117	1,677	2001	1970
Rockville, MD	-	-	16,398	-	-	16,398	279	2012	1986
Rockville, CT	-	1,500	4,835	76	1,500	4,911	320	2011	1960
Rockville Centre, NY	-	4,290	20,310	142	4,290	20,452	756	2011	2002
Rockwood, TN	-	500	7,116	741	500	7,857	2,521	2001	1979
Rocky Hill, CT	-	1,090	6,710	1,500	1,090	8,210	1,842	2003	1996
Rogersville, TN	-	350	3,278	-	350	3,278	1,052	2003	1980
Romeoville, IL	-	1,895	-	-	1,895	-	-	2006
Rutland, VT	-	1,190	23,655	87	1,190	23,743	1,151	2011	1968
Saint Simons Island, GA	-	6,440	50,060	1,270	6,440	51,330	5,809	2008	2007
Salem, OR	-	449	5,171	-	449	5,172	1,977	1999	1998
Salisbury, NC	-	370	5,697	168	370	5,865	1,517	2003	1997
San Angelo, TX	-	260	8,800	425	260	9,225	1,927	2004	1997
San Antonio, TX	-	6,120	28,169	1,587	6,120	29,756	999	2010	2011
San Antonio, TX	10,754	560	7,315	-	560	7,315	2,258	2002	2000
San Antonio, TX	9,912	640	13,360	-	640	13,360	2,124	2007	2004
Sanatoga, PA	-	980	30,695	37	980	30,733	1,439	2011	1993
Sand Springs, OK	6,792	910	19,654	-	910	19,654	259	2012	2002
Sarasota, FL	-	475	3,175	-	475	3,175	1,474	1996	1995
Sarasota, FL	-	600	3,400	-	600	3,400	947	2004	1982
Sarasota, FL	-	1,120	12,489	-	1,120	12,489	114	2012	1999
Sarasota, FL	-	950	8,825	-	950	8,825	80	2012	1998
Sarasota, FL	-	880	9,854	-	880	9,854	94	2012	1990
Scituate, MA	-	1,740	10,640	-	1,740	10,640	2,077	2005	1976
Scott Depot, WV	-	350	6,876	58	350	6,934	351	2011	1995
Seaford, DE	-	720	14,029	53	720	14,082	718	2011	1977
Seaford, DE	-	830	7,995	-	830	7,995	112	2012	1992
Selbyville, DE	-	750	25,912	160	764	26,058	1,361	2010	2008
Seven Fields, PA	-	484	4,663	60	484	4,722	1,813	1999	1999
Severna Park, MD(2)	-	2,120	31,273	-	2,120	31,273	1,472	2011	1981
Shawnee, OK	-	80	1,400	-	80	1,400	640	1996	1995
Sheboygan, WI	-	80	5,320	3,774	80	9,094	1,143	2006	2006
Shelbyville, KY	-	630	3,870	-	630	3,870	859	2005	1965
Shelton, WA	-	530	17,049	-	530	17,049	237	2012	1989
Shepherdstown, WV	-	250	13,806	14	250	13,819	650	2011	1990
Sherman, TX	-	700	5,221	-	700	5,221	848	2005	2006
Shillington, PA	-	1,020	19,569	118	1,020	19,687	956	2011	1964
Shrewsbury, NJ	-	2,120	38,116	270	2,120	38,386	1,984	2010	2000
Silver Spring, MD	-	1,250	7,278	-	1,250	7,278	125	2012	1952
Silver Spring, MD	-	1,150	9,252	-	1,150	9,252	152	2012	1968
Silvis, IL	-	880	16,420	-	880	16,420	1,029	2010	2005
Sissonville, WV	-	600	23,948	54	600	24,003	1,136	2011	1981
Sisterville, WV	-	200	5,400	242	200	5,642	287	2011	1986
Smithfield, NC	-	290	5,680	-	290	5,680	1,487	2003	1998
Somerset, MA	-	1,010	29,577	95	1,010	29,671	1,394	2011	1998
South Boston, MA	-	385	2,002	5,218	385	7,220	2,823	1995	1961
South Pittsburg, TN	-	430	5,628	-	430	5,628	1,547	2004	1979
Southbury, CT	-	1,860	23,613	958	1,860	24,571	1,102	2011	2001
Sparks, NV	-	3,700	46,526	-	3,700	46,526	4,326	2007	2009
Spartanburg, SC	-	3,350	15,750	12,669	3,350	28,419	3,816	2005	1997
Spencer, WV	-	190	8,810	28	190	8,838	431	2011	1988
Spring City, TN	-	420	6,085	3,210	420	9,295	2,663	2001	1987
Spring House, PA	-	900	10,780	156	900	10,936	561	2011	1900
St. Charles, MD	-	580	15,555	82	580	15,636	765	2011	1996
St. Louis, MO	-	1,890	12,165	-	1,890	12,165	707	2010	1963
Statesville, NC	-	150	1,447	266	150	1,713	480	2003	1990
Statesville, NC	-	310	6,183	8	310	6,191	1,566	2003	1996
Statesville, NC	-	140	3,627	-	140	3,627	946	2003	1999
Stillwater, OK	-	80	1,400	-	80	1,400	643	1995	1995
Summit, NJ	-	3,080	14,152	-	3,080	14,152	660	2011	2001
Superior, WI	-	1,020	13,735	-	1,020	13,735	-	2009	0
Swanton, OH	-	330	6,370	-	330	6,370	1,504	2004	1950
Takoma Park, MD	-	1,300	10,136	-	1,300	10,136	172	2012	1962
Texarkana, TX	-	192	1,403	-	192	1,403	617	1996	1996
Thomasville, GA	-	530	13,899	409	530	14,308	569	2011	2006
Tomball, TX	-	1,050	13,300	-	1,050	13,300	655	2011	2001
Toms River, NJ	-	1,610	34,627	346	1,650	34,933	1,819	2010	2005
Topeka, KS	-	260	12,712	-	260	12,712	173	2012	2011
Towson, MD(2)	-	1,180	13,280	-	1,180	13,280	667	2011	1973
Troy, OH	-	200	2,000	4,254	200	6,254	1,168	1997	1997
Troy, OH	-	470	16,730	-	470	16,730	3,803	2004	1971
Trumbull, CT	-	4,440	43,384	-	4,440	43,384	1,930	2011	2001
Tucson, AZ	-	930	13,399	-	930	13,399	2,692	2005	1985
Tulsa, OK	-	1,390	7,110	219	1,390	7,329	561	2010	1998
Tulsa, OK	-	1,320	10,087	-	1,320	10,087	49	2011	2012
Tyler, TX	-	650	5,268	-	650	5,268	796	2006	2007
Uhrichsville, OH	-	24	6,716	-	24	6,716	1,308	2006	1977
Uniontown, PA	-	310	6,817	84	310	6,901	343	2011	1964
Valley Falls, RI	-	1,080	7,433	10	1,080	7,443	378	2011	1975
Valparaiso, IN	-	112	2,558	-	112	2,558	835	2001	1998
Valparaiso, IN	-	108	2,962	-	108	2,962	946	2001	1999
Venice, FL	-	500	6,000	-	500	6,000	1,472	2004	1987
Venice, FL	-	1,150	10,674	-	1,150	10,674	906	2008	2009
Vero Beach, FL	-	263	3,187	-	263	3,187	1,007	2001	1999
Vero Beach, FL	-	297	3,263	-	297	3,263	1,041	2001	1996
Vero Beach, FL	-	2,930	40,070	14,729	2,930	54,799	6,268	2007	2003
Voorhees, NJ	-	1,800	37,299	559	1,800	37,858	1,809	2011	1965
Voorhees, NJ(2)	-	1,900	26,040	-	1,900	26,040	1,278	2011	1985
Waconia, MN	-	890	14,726	4,334	890	19,060	547	2011	2005
Wake Forest, NC	-	200	3,003	1,742	200	4,745	1,640	1998	1999
Walkersville, MD	-	1,650	15,103	-	1,650	15,103	250	2012	1997
Wall, NJ	-	1,650	25,350	355	1,690	25,665	792	2011	2003
Wallingford, CT	-	490	1,210	46	490	1,256	103	2011	1962
Wareham, MA	-	875	10,313	1,701	875	12,014	3,650	2002	1989
Warren, NJ	-	2,000	30,810	86	2,000	30,896	1,072	2011	1999
Warwick, RI	-	1,530	18,564	48	1,530	18,612	924	2011	1963
Watchung, NJ	-	1,920	24,880	346	1,960	25,186	778	2011	2000
Waukee, IA	-	1,870	31,878	-	1,870	31,878	277	2012	2007
Waukesha, WI	-	1,100	14,910	-	1,100	14,910	1,206	2008	2009
Waxahachie, TX	-	650	5,763	-	650	5,763	728	2007	2008
Weatherford, TX	-	660	5,261	-	660	5,261	801	2006	2007
Webster, TX	9,473	360	5,940	-	360	5,940	1,826	2002	2000
Webster, NY	-	800	8,968	-	800	8,968	60	2012	2001
Webster, NY	-	1,300	21,127	-	1,300	21,127	136	2012	2001
Webster Groves, MO	-	1,790	15,469	-	1,790	15,469	137	2011	2012
West Bend, WI	-	620	17,790	-	620	17,790	472	2010	2011
West Chester, PA	-	1,350	29,237	95	1,350	29,332	1,411	2011	1974
West Chester, PA	-	3,290	42,258	-	3,290	42,258	844	2012	2000
West Chester, PA	-	600	11,894	-	600	11,894	242	2012	2002
West Orange, NJ	-	2,280	10,687	168	2,280	10,855	580	2011	1963
West Worthington, OH	-	510	5,090	-	510	5,090	1,031	2006	1980
Westerville, OH	-	740	8,287	3,105	740	11,392	6,416	1998	2001
Westfield, NJ(2)	-	2,270	16,589	-	2,270	16,589	890	2011	1970
Westford, MA	-	920	13,829	203	920	14,032	695	2011	1993
Westlake, OH	-	1,330	17,926	-	1,330	17,926	5,570	2001	1985
Westmoreland, TN	-	330	1,822	2,635	330	4,457	1,492	2001	1994
White Lake, MI	10,713	2,920	20,179	55	2,920	20,234	1,126	2010	2000
Wichita, KS	-	1,400	11,000	-	1,400	11,000	2,178	2006	1997
Wichita, KS	-	1,760	19,007	-	1,760	19,007	414	2011	2012
Wichita, KS	13,828	630	19,747	-	630	19,747	257	2012	2009
Wilkes-Barre, PA	-	610	13,842	95	610	13,937	695	2011	1986
Wilkes-Barre, PA	-	570	2,301	44	570	2,345	183	2011	1992
Willard, OH	-	730	6,447	-	730	6,447	96	2011	2012
Williamsport, PA	-	300	4,946	280	300	5,226	263	2011	1991
Williamsport, PA	-	620	8,487	428	620	8,914	464	2011	1988
Williamstown, KY	-	70	6,430	-	70	6,430	1,424	2005	1987
Willow Grove, PA	-	1,300	14,736	109	1,300	14,845	771	2011	1905
Wilmington, DE	-	800	9,494	57	800	9,551	493	2011	1970
Wilmington, NC	-	210	2,991	-	210	2,991	1,137	1999	1999
Windsor, CT	-	2,250	8,539	1,700	2,250	10,239	502	2011	1969
Windsor, CT	-	1,800	600	944	1,800	1,544	100	2011	1974
Winston-Salem, NC	-	360	2,514	459	360	2,973	805	2003	1996
Winston-Salem, NC	-	5,700	13,550	12,239	5,700	25,789	4,108	2005	1997
Worcester, MA	-	3,500	54,099	-	3,500	54,099	4,345	2007	2009
Worcester, MA	-	2,300	9,060	-	2,300	9,060	1,087	2008	1993
Wyncote, PA	-	2,700	22,244	145	2,700	22,389	1,106	2011	1960
Wyncote, PA	-	1,610	21,256	182	1,610	21,438	1,009	2011	1962
Wyncote, PA	-	900	7,811	18	900	7,829	386	2011	1889
Zionsville, IN	-	1,610	22,400	1,691	1,610	24,091	1,378	2010	2009
Seniors housing triple-net total	$218,741	$623,120	$7,462,660	$341,850	$625,388	$7,802,238	$707,213

Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)
		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Building & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Building & Improvements	Accumulated Depreciation(1)	Year Acquired	Year Built
Seniors housing operating:
Agawam, MA	$6,805	$880	$10,044	$83	$880	$10,127	$1,119	2011	1996
Albertville, AL	2,066	170	6,203	158	170	6,361	672	2010	1999
Albuquerque, NM	5,657	1,270	20,837	564	1,272	21,399	2,569	2010	1984
Alhambra, CA	3,012	600	6,305	52	600	6,357	554	2011	1923
Altrincham, England	-	5,578	32,373	-	5,578	32,373	625	2012	2009
Apple Valley, CA	10,979	480	16,639	107	480	16,746	2,083	2010	1999
Arlington, TX	22,542	1,660	37,395	-	1,660	37,395	214	2012	2000
Atlanta, GA	7,791	2,058	14,914	759	2,059	15,672	9,456	1997	1999
Austin, TX	19,309	880	9,520	546	880	10,066	3,817	1999	1998
Avon, CT	20,033	1,550	30,571	159	1,550	30,731	4,460	2011	1998
Azusa, CA	-	570	3,141	6,049	570	9,190	1,549	1998	1953
Bagshot, England	-	6,537	38,668	-	6,537	38,668	784	2012	2009
Banstead, England	-	8,781	54,836	-	8,781	54,836	-	2012	2005
Bellingham, WA	8,860	1,500	19,861	110	1,500	19,971	2,350	2010	1996
Belmont, CA	-	3,000	23,526	246	3,000	23,771	2,651	2011	1971
Borehamwood, England	-	7,074	41,060	-	7,074	41,060	-	2012	2003
Brighton, MA	10,899	2,100	14,616	95	2,100	14,711	1,736	2011	1995
Brookfield, CT	20,414	2,250	30,180	172	2,250	30,352	3,650	2011	1999
Buffalo Grove, IL	-	2,850	49,129	-	2,850	49,129	261	2012	2003
Burbank, CA	-	4,940	43,466	-	4,940	43,466	263	2012	2002
Cardiff by the Sea, CA	41,836	5,880	64,711	66	5,880	64,777	4,842	2011	2009
Carol Stream, IL	-	1,730	55,048	-	1,730	55,048	276	2012	2001
Centerville, MA	-	1,300	27,357	189	1,300	27,546	2,403	2011	1998
Cincinnati, OH	-	2,060	109,388	2,602	2,060	111,990	7,006	2007	2010
Citrus Heights, CA	15,189	2,300	31,876	428	2,300	32,304	3,897	2010	1997
Concord, NH	14,055	720	21,164	138	720	21,302	1,732	2011	2001
Costa Mesa, CA	-	2,050	19,969	45	2,050	20,014	2,257	2011	1965
Dallas, TX	-	1,080	9,655	116	1,080	9,771	891	2011	1997
Danvers, MA	9,857	1,120	14,557	121	1,120	14,677	1,410	2011	2000
Davenport, IA	-	1,403	35,893	2,063	1,403	37,956	3,250	2006	2009
Denver, CO	-	2,910	35,838	-	2,910	35,838	196	2012	2007
Denver, CO	13,161	1,450	19,389	-	1,450	19,389	110	2012	1997
Dublin, OH	18,884	1,680	43,423	941	1,680	44,364	4,501	2010	1990
East Haven, CT	23,721	2,660	35,533	426	2,660	35,959	5,310	2011	2000
Encinitas, CA	-	1,460	7,721	353	1,460	8,074	2,882	2000	1988
Encino, CA	-	5,040	46,255	-	5,040	46,255	285	2012	2003
Escondido, CA	13,182	1,520	24,024	106	1,520	24,131	2,677	2011	1987
Florence, AL	7,267	353	13,049	165	350	13,217	1,512	2010	1999
Fort Worth, TX	-	2,080	27,888	-	2,080	27,888	180	2012	2001
Fremont, CA	19,780	3,400	25,300	1,649	3,400	26,949	5,010	2005	1987
Gardnerville, NV	12,783	1,143	10,831	694	1,144	11,524	7,408	1998	1999
Gig Harbor, WA	5,789	1,560	15,947	71	1,560	16,018	1,843	2010	1994
Gilroy, CA	-	760	13,880	23,935	1,520	37,055	5,004	2006	2007
Glenview, IL	-	2,090	69,288	-	2,090	69,288	362	2012	2001
Hamden, CT	15,963	1,460	24,093	203	1,460	24,296	3,001	2011	1999
Hemet, CA	13,550	1,890	28,606	449	1,890	29,055	4,961	2010	1989
Hemet, CA	-	430	9,630	716	430	10,346	871	2010	1988
Henderson, NV	-	880	29,809	6	880	29,816	1,722	2011	2009
Houston, TX	-	3,830	55,674	-	3,830	55,674	3,560	2012	1998
Houston, TX	8,149	960	27,598	143	960	27,742	2,609	2011	1995
Houston, TX	18,509	1,040	31,965	-	1,040	31,965	225	2012	1999
Irving, TX	-	1,030	6,823	638	1,030	7,461	919	2007	1999
Kanata, ON	-	2,278	41,881	-	2,278	41,881	1,369	2012	2005
Kansas City, MO	5,745	1,820	34,898	1,473	1,836	36,355	4,077	2010	1980
Kansas City, MO	7,030	1,930	39,997	509	1,943	40,493	5,402	2010	1986
Kennewick, WA	14,866	1,820	27,991	235	1,820	28,226	4,318	2010	1994
Kingwood, TX	3,258	480	9,777	79	480	9,856	914	2011	1999
Kirkland, WA	24,600	3,450	38,709	15	3,450	38,723	2,570	2011	2009
Lancaster, CA	10,240	700	15,295	106	700	15,401	2,075	2010	1999
Leawood, KS	16,383	2,490	32,493	-	2,490	32,493	198	2012	1999
Los Angeles, CA	-	-	11,430	494	-	11,924	962	2008	1971
Los Angeles, CA	67,816	-	114,438	153	-	114,591	8,162	2011	2009
Los Angeles, CA	-	3,540	19,007	-	3,540	19,007	132	2012	2001
Louisville, KY	-	2,420	20,816	-	2,420	20,816	138	2012	1999
Mansfield, MA	29,381	3,320	57,011	479	3,320	57,490	6,447	2011	1998
Manteca, CA	6,279	1,300	12,125	1,423	1,300	13,548	2,608	2005	1986
Marysville, WA	4,652	620	4,780	302	620	5,082	1,242	2003	1998
Memphis, TN	-	1,800	17,744	-	1,800	17,744	1,544	2012	1999
Meriden, CT	9,730	1,500	14,874	236	1,500	15,110	2,667	2011	2001
Mesa, AZ	6,201	950	9,087	576	950	9,663	3,228	1999	2000
Middletown, CT	16,026	1,430	24,242	190	1,430	24,432	3,227	2011	1999
Middletown, RI	17,044	2,480	24,628	325	2,480	24,953	3,143	2011	1998
Milford, CT	11,956	3,210	17,364	253	3,210	17,617	2,361	2011	1999
Mill Creek, WA	29,622	10,150	60,274	419	10,150	60,693	9,422	2010	1998
Minnetonka, MN	14,935	2,080	24,360	-	2,080	24,360	144	2012	1999
Monroe, WA	13,791	2,560	34,460	243	2,560	34,703	4,098	2010	1994
Mystic, CT	11,956	1,400	18,274	213	1,400	18,487	1,928	2011	2001
Naples, FL	-	1,716	17,306	1,647	1,716	18,953	14,963	1997	1999
Nashville, TN	-	3,900	35,788	-	3,900	35,788	2,595	2012	1999
Newton, MA	29,000	2,250	43,614	116	2,250	43,730	4,354	2011	1996
Newton, MA	16,745	2,500	30,681	1,058	2,500	31,739	3,633	2011	1996
Newton, MA	-	3,360	25,099	195	3,360	25,294	3,272	2011	1994
Niantic, CT	-	1,320	25,986	241	1,320	26,227	2,319	2011	2001
North Andover, MA	23,530	1,960	34,976	209	1,960	35,185	3,882	2011	1995
North Chelmsford, MA	12,401	880	18,478	199	880	18,677	1,617	2011	1998
Oak Park, IL	-	1,250	40,383	-	1,250	40,383	212	2012	2004
Oceanside, CA	13,173	2,160	18,352	106	2,160	18,458	1,777	2011	2005
Olympia, WA	7,026	550	16,689	195	550	16,884	1,976	2010	1995
Overland Park, KS	3,648	1,540	16,269	-	1,540	16,269	103	2012	1998
Pembroke, ON	-	2,603	13,630	-	2,603	13,630	429	2012	1999
Plano, TX	4,286	840	8,538	154	840	8,691	989	2011	1996
Providence, RI	-	2,600	27,546	485	2,600	28,031	4,658	2011	1998
Purley, England	-	9,676	35,251	-	9,676	35,251	-	2012	2005
Puyallup, WA	11,586	1,150	20,776	241	1,150	21,017	2,616	2010	1985
Quincy, MA	8,585	1,350	12,584	162	1,350	12,746	1,480	2011	1998
Rancho Palos Verdes, CA	-	5,450	60,034	-	5,450	60,034	347	2012	2004
Redondo Beach, CA	7,873	-	9,557	1	-	9,558	1,531	2011	1957
Renton, WA	22,620	3,080	51,824	34	3,080	51,858	3,327	2011	2007
Rocky Hill, CT	10,811	810	16,351	147	810	16,498	1,638	2011	2000
Rohnert Park, CA	13,912	6,500	18,700	1,519	6,500	20,219	3,798	2005	1986
Romeoville, IL	-	854	12,646	58,559	6,114	65,945	5,084	2006	2010
Roswell, GA	8,000	1,107	9,627	498	1,107	10,125	6,606	1997	1999
Roswell, GA	-	2,080	6,486	-	2,080	6,486	50	2012	1997
Sacramento, CA	10,456	940	14,781	112	940	14,893	1,842	2010	1978
Salem, NH	21,686	980	32,721	159	980	32,880	2,942	2011	2000
Salt Lake City, UT	-	1,360	19,691	115	1,360	19,805	3,288	2011	1986
San Diego, CA	-	4,200	30,707	4	4,200	30,711	865	2011	2011
San Diego, CA	-	5,810	63,078	-	5,810	63,078	4,168	2012	2001
San Jose, CA	-	2,850	35,098	21	2,850	35,119	2,598	2011	2009
San Jose, CA	-	3,280	46,823	-	3,280	46,823	290	2012	2002
San Juan Capistrano, CA	-	1,390	6,942	136	1,390	7,078	2,276	2000	2001
San Ramon, CA	9,371	2,430	17,488	68	2,430	17,556	2,060	2010	1989
Sandy Springs, GA	-	2,214	8,360	-	2,214	8,360	987	2012	1997
Santa Maria, CA	-	6,050	50,658	217	6,050	50,875	3,681	2011	2001
Scottsdale, AZ	-	2,500	3,890	853	2,500	4,743	572	2008	1998
Seatlle, WA	48,543	6,790	85,369	261	6,790	85,631	5,152	2011	2009
Seattle, WA	7,758	5,190	9,350	374	5,190	9,724	2,134	2010	1962
Seattle, WA	7,575	3,420	15,555	64	3,420	15,619	2,161	2010	2000
Seattle, WA	9,263	2,630	10,257	41	2,630	10,298	1,515	2010	2003
Seattle, WA	28,965	10,670	37,291	143	10,670	37,434	6,455	2010	2005
Sevenoaks, England	-	8,131	51,963	-	8,131	51,963	1,104	2012	2009
Shelburne, VT	20,605	720	31,041	145	720	31,187	2,534	2011	1988
Sidcup, England	-	9,773	56,163	-	9,773	56,163	-	2012	2000
Solihull, England	-	6,667	55,336	-	6,667	55,336	893	2012	2009
Sonoma, CA	15,082	1,100	18,400	1,318	1,100	19,718	3,657	2005	1988
South Windsor, CT	-	3,000	29,295	395	3,000	29,690	4,022	2011	1999
Stanwood, WA	9,922	2,260	28,474	264	2,260	28,738	3,681	2010	1998
Stockton, CA	3,009	2,280	5,983	149	2,280	6,132	930	2010	1988
Sugar Land, TX	5,775	960	31,423	1,002	960	32,425	3,340	2011	1996
Sun City West, AZ	12,886	1,250	21,778	-	1,250	21,778	127	2012	1998
Sunnyvale, CA	-	5,420	41,682	-	5,420	41,682	262	2012	2002
Suwanee, GA	-	1,560	11,538	-	1,560	11,538	1,106	2012	2000
Tacoma, WA	19,180	2,400	35,053	59	2,400	35,111	2,251	2011	2008
The Woodlands, TX	2,619	480	12,379	93	480	12,472	1,170	2011	1999
Toledo, OH	16,352	2,040	47,129	428	2,040	47,557	6,818	2010	1985
Trumbull, CT	25,566	2,850	37,685	129	2,850	37,814	4,901	2011	1998
Tucson, AZ	4,852	830	6,179	-	830	6,179	36	2012	1997
Tulsa, OK	6,367	1,330	21,285	293	1,330	21,578	2,709	2010	1986
Tulsa, OK	8,321	1,500	20,861	255	1,500	21,116	2,959	2010	1984
Tustin, CA	7,014	840	15,299	22	840	15,321	1,289	2011	1965
Vacaville, CA	14,306	900	17,100	1,335	900	18,435	3,481	2005	1987
Vallejo, CA	14,322	4,000	18,000	1,786	4,000	19,786	3,674	2005	1989
Vallejo, CA	7,550	2,330	15,407	95	2,330	15,502	2,153	2010	1990
Vancouver, WA	12,011	1,820	19,042	107	1,820	19,149	2,425	2010	2006
Victoria, BC	8,168	3,716	18,977	-	3,716	18,977	650	2012	2002
Virginia Water, England	-	7,106	29,937	-	7,106	29,937	-	2012	2002
Warwick, RI	16,535	2,400	24,635	343	2,400	24,978	4,046	2011	1998
Waterbury, CT	25,629	2,460	39,547	368	2,460	39,915	6,036	2011	1998
Whittier, CA	11,605	4,470	22,151	277	4,470	22,428	4,200	2010	1988
Wilbraham, MA	11,574	660	17,639	146	660	17,784	1,769	2011	2000
Winchester, England	-	7,887	37,873	-	7,887	37,873	744	2012	2010
Woodbridge, CT	9,349	1,370	14,219	166	1,370	14,385	2,775	2011	1998
Worcester, MA	14,500	1,140	21,664	235	1,140	21,899	2,145	2011	1999
Yarmouth, ME	18,061	450	27,711	200	450	27,911	2,477	2011	1999
Seniors housing operating total	$1,369,526	$388,015	$4,239,499	$131,030	$394,065	$4,364,478	$390,907

Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)
		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Building & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Building & Improvements	Accumulated Depreciation(1)	Year Acquired	Year Built
Medical facilities:
Akron, OH	$-	$821	$12,079	$-	$821	$12,079	$77	2012	2010
Akron, OH	-	300	20,200	-	300	20,200	1,585	2009	2008
Allen, TX	12,080	726	14,520	-	726	14,520	1,275	2012	2006
Alpharetta, GA	-	233	18,205	763	773	18,428	1,037	2011	1993
Alpharetta, GA	-	498	32,729	2,654	1,769	34,111	3,088	2011	1999
Alpharetta, GA	-	417	14,406	27	476	14,375	1,208	2011	2003
Alpharetta, GA	-	1,700	162	-	1,862	-	-	2011
Alpharetta, GA	-	628	16,063	1,114	555	17,250	1,157	2011	2007
Arcadia, CA	9,750	5,408	23,219	1,933	5,618	24,942	5,175	2006	1984
Atlanta, GA	-	4,931	18,720	2,937	5,301	21,287	5,415	2006	1991
Atlanta, GA	17,993	1,945	23,437	-	1,945	23,437	699	2012	1984
Atlanta, GA	26,745	-	42,468	-	-	42,468	1,799	2012	2006
Bartlett, TN	8,215	187	15,015	1,252	187	16,267	3,417	2007	2004
Bellaire, TX	-	4,551	46,105	-	4,551	46,105	7,883	2006	2005
Bellaire, TX	-	2,972	33,445	1,966	2,972	35,412	6,876	2006	2005
Bellevue, NE	-	-	15,833	868	-	16,701	1,525	2010	2010
Bellevue, NE	-	4,500	109,719	-	4,500	109,719	7,106	2008	2010
Bellingham, MA	-	9,270	-	-	9,270	-	-	2007
Birmingham, AL	-	52	9,950	201	52	10,151	2,196	2006	1971
Birmingham, AL	-	124	12,238	141	124	12,379	2,593	2006	1985
Birmingham, AL	-	476	18,994	196	476	19,190	3,744	2006	1989
Boardman, OH	-	80	11,787	342	80	12,130	1,214	2010	2007
Boardman, OH	-	1,200	12,800	-	1,200	12,800	1,723	2008	2008
Boca Raton, FL	13,259	109	34,002	2,096	214	35,993	7,475	2006	1995
Boca Raton, FL	-	31	11,659	-	31	11,659	-	2012	1993
Boerne, TX	-	50	13,317	-	50	13,317	870	2011	2007
Bowling Green, KY	-	3,800	26,700	149	3,800	26,849	3,066	2008	1992
Boynton Beach, FL	4,420	2,048	7,692	375	2,048	8,067	2,140	2006	1995
Boynton Beach, FL	3,965	2,048	7,403	964	2,048	8,367	1,855	2006	1997
Boynton Beach, FL	5,921	214	5,611	7,218	117	12,927	2,524	2007	1996
Bridgeton, MO	-	-	30,221	278	-	30,499	762	2011	2011
Bridgeton, MO	11,359	450	21,221	21	450	21,242	2,190	2010	2006
Burleson, TX	-	10	11,619	220	10	11,838	871	2011	2007
Carmel, IN	-	2,280	18,820	132	2,280	18,952	1,810	2011	2005
Carmel, IN	-	2,152	18,591	2,837	2,026	21,554	2,171	2011	2007
Cedar Grove, WI	-	113	618	-	113	618	64	2010	1986
Claremore, OK	8,131	132	12,829	302	132	13,131	2,881	2007	2005
Clarkson Valley, MO	-	-	35,592	-	-	35,592	3,782	2009	2010
Columbia, MD	-	2,258	18,861	-	2,258	18,861	-	2012	2002
Columbus, OH	-	415	6,764	-	415	6,764	12	2012	1994
Coral Springs, FL	-	1,598	10,627	1,080	1,636	11,668	3,068	2006	1992
Dade City, FL	-	1,211	5,511	-	1,211	5,511	282	2011	1998
Dallas, TX	14,926	137	28,690	1,067	137	29,757	6,340	2006	1995
Dallas, TX	28,450	462	53,963	-	462	53,963	1,883	2012	2004
Dayton, OH	-	730	6,515	145	730	6,660	548	2011	1988
Deerfield Beach, FL	-	2,408	7,482	187	2,408	7,668	727	2011	2001
Delray Beach, FL	-	1,882	34,767	4,857	1,943	39,563	9,440	2006	1985
Denton, TX	11,994	-	19,407	628	-	20,035	3,560	2007	2005
Edina, MN	-	310	15,132	-	310	15,132	1,321	2010	2003
El Paso, TX	10,005	677	17,075	1,471	677	18,546	4,344	2006	1997
El Paso, TX	-	600	6,700	-	600	6,700	823	2008	2003
El Paso, TX	-	2,400	32,800	424	2,400	33,224	7,570	2008	2003
Everett, WA	-	4,842	26,010	-	4,842	26,010	1,828	2010	2011
Fayetteville, GA	3,202	959	7,540	721	986	8,234	1,873	2006	1999
Fort Wayne, IN	16,822	1,105	22,836	-	1,105	22,836	473	2012	2004
Fort Wayne, IN	-	170	8,232	-	170	8,232	1,204	2006	2006
Fort Worth, TX	-	450	13,615	-	450	13,615	748	2010	2011
Franklin, TN	-	2,338	12,138	1,468	2,338	13,606	2,740	2007	1988
Franklin, WI	5,383	6,872	7,550	-	6,872	7,550	820	2010	1984
Fresno, CA	-	2,500	35,800	118	2,500	35,918	4,109	2008	1991
Frisco, TX	8,881	-	18,635	246	-	18,881	3,859	2007	2004
Frisco, TX	-	-	15,309	1,566	-	16,875	3,692	2007	2004
Frisco, TX	-	130	16,445	-	130	16,445	319	2012	2010
Gallatin, TN	-	20	19,432	478	20	19,910	2,761	2010	1997
Germantown, TN	-	3,049	12,456	597	3,049	13,053	2,721	2006	2002
Glendale, CA	7,960	37	18,398	198	37	18,596	3,743	2007	2002
Grand Prairie, TX	-	981	6,086	-	981	6,086	277	2012	2009
Greeley, CO	-	877	6,706	125	877	6,831	1,700	2007	1997
Green Bay, WI	9,017	-	14,891	-	-	14,891	1,429	2010	2002
Green Bay, WI	-	-	20,098	-	-	20,098	1,892	2010	2002
Green Bay, WI	-	-	11,696	-	-	11,696	1,529	2010	2002
Greeneville, TN	-	970	10,032	8	970	10,040	957	2010	2005
Greenwood, IN	-	8,316	26,384	-	8,316	26,384	532	2012	2010
Harker Heights, TX	-	1,907	3,754	-	1,907	3,754	31	2011	2012
High Point, NC	-	2,595	29,013	-	2,595	29,013	260	2012	2010
Houston, TX	-	10,395	-	2	10,388	9	-	2011
Houston, TX	-	5,837	32,986	-	5,837	32,986	1,284	2012	2005
Houston, TX	-	3,688	13,302	-	3,688	13,302	264	2012	2007
Houston, TX	-	12,815	44,717	-	12,815	44,717	827	2012	1998
Houston, TX	14,000	378	31,020	-	378	31,020	1,310	2012	1981
Houston, TX	-	91	11,136	-	91	11,136	612	2012	1986
Hudson, OH	-	2,473	13,622	-	2,473	13,622	-	2012	2006
Jupiter, FL	6,972	2,252	11,415	129	2,252	11,544	2,537	2006	2001
Jupiter, FL	4,336	2,825	5,858	43	2,825	5,901	1,492	2007	2004
Katy, TX	-	1,099	1,604	-	1,099	1,604	57	2012	1986
Kenosha, WI	9,934	-	18,058	-	-	18,058	1,696	2010	1993
Killeen, TX	-	760	22,667	-	760	22,667	1,973	2010	2010
Lafayette, LA	-	1,928	10,483	25	1,928	10,509	2,438	2006	1993
Lake St Louis, MO	-	240	11,937	1,947	240	13,884	1,352	2010	2008
Lakeway, TX	-	2,801	-	-	2,801	-	-	2007
Lakewood, CA	-	146	14,885	1,146	146	16,031	3,110	2006	1993
Lakewood, WA	7,609	72	15,958	-	72	15,958	-	2012	2005
Las Vegas, NV	-	2,319	4,612	916	2,319	5,527	1,207	2006	1991
Las Vegas, NV	2,961	433	6,921	202	433	7,123	1,570	2007	1997
Las Vegas, NV	-	6,127	-	-	6,127	-	-	2007
Las Vegas, NV	-	580	23,420	-	580	23,420	836	2011	2002
Las Vegas , NV	5,803	74	15,287	419	74	15,706	3,637	2006	2000
Lenexa, KS	11,905	540	16,013	2,347	540	18,360	1,459	2010	2008
Lincoln, NE	-	1,420	29,692	9	1,420	29,701	3,671	2010	2003
Los Alamitos, CA	8,085	39	18,635	412	39	19,047	3,858	2007	2003
Los Gatos, CA	-	488	22,386	1,289	488	23,675	5,499	2006	1993
Loxahatchee, FL	-	1,637	5,048	842	1,652	5,875	1,269	2006	1997
Loxahatchee, FL	-	1,340	6,509	57	1,345	6,561	1,511	2006	1993
Loxahatchee, FL	2,600	1,553	4,694	584	1,567	5,264	1,129	2006	1994
Marinette, WI	7,548	-	13,538	-	-	13,538	1,529	2010	2002
Marlton, NJ	-	-	38,300	410	-	38,710	4,400	2008	1994
Mechanicsburg, PA	-	1,350	16,650	-	1,350	16,650	608	2011	1971
Merced, CA	-	-	13,772	927	-	14,699	1,525	2009	2010
Meridian, ID	-	3,600	20,802	251	3,600	21,053	5,365	2006	2008
Merriam, KS	-	176	7,189	220	176	7,409	1,290	2011	1972
Merriam, KS	-	81	3,122	430	81	3,553	259	2011	1980
Merriam, KS	-	336	12,972	-	336	12,972	1,658	2011	1977
Merriam, KS	15,356	182	7,393	93	182	7,486	978	2011	1985
Merrillville, IN	-	-	22,134	210	-	22,344	2,979	2008	2006
Merrillville, IN	-	700	11,699	154	700	11,853	1,484	2007	2008
Mesa, AZ	-	1,558	9,561	378	1,558	9,939	2,503	2008	1989
Mesquite, TX	-	496	3,834	-	496	3,834	18	2012	2012
Middletown, NY	-	1,756	20,364	1,188	1,756	21,552	6,070	2006	1998
Milwaukee, WI	4,429	540	8,457	-	540	8,457	859	2010	1930
Milwaukee, WI	9,762	1,425	11,519	-	1,425	11,520	1,526	2010	1962
Milwaukee, WI	2,442	922	2,185	-	922	2,185	362	2010	1958
Milwaukee, WI	22,383	-	44,535	-	-	44,535	4,091	2010	1983
Monticello, MN	9,522	61	18,489	-	61	18,489	-	2012	2008
Moorestown, NJ	-	-	52,645	-	-	52,645	176	2011	2012
Morrow, GA	-	818	8,064	223	843	8,261	2,025	2007	1990
Mount Juliet, TN	4,456	1,566	11,697	1,038	1,566	12,735	2,741	2007	2005
Mount Vernon, IL	-	-	25,163	-	-	25,163	52	2011	2012
Murrieta, CA	-	-	46,520	484	-	47,004	4,058	2010	2011
Murrieta, CA	-	8,800	202,412	-	8,800	202,412	8,393	2008	2010
Muskego, WI	1,174	964	2,158	-	964	2,159	203	2010	1993
Nashville, TN	-	4,300	-	7,172	11,472	-	-	2010
Nashville , TN	-	1,806	7,165	1,322	1,806	8,487	2,234	2006	1986
New Berlin, WI	4,527	3,739	8,290	-	3,739	8,290	845	2010	1993
Niagara Falls, NY	-	1,145	10,574	228	1,153	10,794	2,797	2007	1995
Niagara Falls, NY	-	388	7,870	47	396	7,909	1,517	2007	2004
Orange Village, OH	-	610	7,419	296	610	7,715	1,898	2007	1985
Oro Valley, AZ	10,011	89	18,339	564	89	18,902	3,770	2007	2004
Oshkosh, WI	-	-	18,339	-	-	18,339	1,709	2010	2000
Oshkosh, WI	9,338	-	15,881	-	-	15,881	1,464	2010	2000
Palm Springs, FL	2,666	739	4,066	72	739	4,137	1,047	2006	1993
Palm Springs, FL	-	1,182	7,765	196	1,182	7,961	1,951	2006	1997
Palm Springs , CA	-	365	12,396	1,366	365	13,762	2,988	2006	1998
Palmer, AK	19,237	217	29,705	745	217	30,450	5,671	2007	2006
Pearland, TX	-	781	5,517	132	781	5,648	1,322	2006	2000
Pearland, TX	1,005	948	4,556	115	948	4,671	1,084	2006	2002
Pewaukee, WI	-	4,700	20,669	-	4,700	20,669	3,825	2007	2007
Phoenix, AZ	27,902	1,149	48,018	10,952	1,149	58,971	11,468	2006	1998
Pineville, NC	-	961	6,974	2,107	1,077	8,965	1,928	2006	1988
Plano, TX	-	5,423	20,752	56	5,423	20,807	5,855	2008	2007
Plano, TX	54,620	793	82,722	-	793	82,722	3,573	2012	2005
Plantation, FL	9,428	8,563	10,666	2,378	8,575	13,033	3,839	2006	1997
Plantation, FL	8,765	8,848	9,262	249	8,896	9,462	4,775	2006	1996
Plymouth, WI	1,370	1,250	1,870	-	1,250	1,870	214	2010	1991
Portland, ME	15,697	655	25,500	412	655	25,912	1,395	2011	2008
Raleigh, NC	-	1,486	11,200	1,762	1,486	12,962	1,064	2011	2007
Redmond, WA	-	5,015	26,697	-	5,015	26,697	2,049	2010	2011
Reno, NV	-	1,117	21,972	676	1,117	22,648	4,960	2006	1991
Richmond, VA	-	2,838	26,305	-	2,838	26,305	-	2012	2008
Rockwall, TX	-	132	17,056	-	132	17,056	735	2012	2008
Rogers, AR	-	1,062	28,680	-	1,062	28,680	1,504	2011	2008
Rolla, MO	-	1,931	47,640	-	1,931	47,639	1,984	2011	2009
Roswell, NM	1,806	183	5,851	-	183	5,851	301	2011	2004
Roswell, NM	5,078	883	15,984	-	883	15,984	680	2011	2006
Roswell, NM	-	762	17,171	-	762	17,171	583	2011	2009
Ruston, LA	-	710	9,790	-	710	9,790	388	2011	1988
Sacramento, CA	-	866	12,756	913	866	13,668	2,764	2006	1990
San Antonio, TX	-	2,050	16,251	2,307	2,050	18,559	5,471	2006	1999
San Antonio, TX	18,400	4,518	29,905	-	4,518	29,905	1,754	2012	1986
San Antonio, TX	-	-	17,303	-	-	17,303	3,735	2007	2007
San Bernardino, CA	-	3,700	14,300	687	3,700	14,987	1,617	2008	1993
San Diego, CA	-	-	22,003	1,845	-	23,848	2,491	2008	1992
Sarasota, FL	-	3,360	19,140	-	3,360	19,140	670	2011	2006
Sarasota, FL	-	62	46,348	-	62	46,348	81	2012	1990
Seattle, WA	-	4,410	35,787	2,055	4,410	37,843	3,140	2010	2010
Sewell, NJ	-	-	53,360	4,355	-	57,715	8,221	2007	2009
Shakopee, MN	6,932	420	11,360	8	420	11,368	1,112	2010	1996
Shakopee, MN	11,743	640	18,089	-	640	18,089	1,252	2010	2007
Sheboygan, WI	1,892	1,012	2,216	-	1,012	2,216	256	2010	1958
Somerville, NJ	-	3,400	22,244	2	3,400	22,246	2,457	2008	2007
Southlake, TX	11,680	592	17,905	-	592	17,905	752	2012	2004
Southlake, TX	18,518	698	30,524	-	698	30,524	998	2012	2004
St. Louis, MO	7,281	336	17,247	939	336	18,186	3,851	2007	2001
St. Paul, MN	26,105	2,681	39,507	-	2,681	39,507	2,594	2011	2007
Stafford, VA	-	-	11,260	313	-	11,573	1,323	2008	2009
Suffern, NY	-	622	35,220	1,985	622	37,204	1,558	2011	2007
Suffolk, VA	-	1,530	10,979	540	1,538	11,511	1,748	2010	2007
Sugar Land, TX	8,905	3,513	15,527	-	3,513	15,527	-	2012	2005
Summit, WI	-	2,899	87,666	-	2,899	87,666	11,954	2008	2009
Tallahassee, FL	-	-	14,719	2,730	-	17,449	1,295	2010	2011
Tampa, FL	-	1,210	19,572	-	1,210	19,572	700	2012	2006
Tampa, FL	-	2,208	6,464	-	2,208	6,464	321	2012	1985
Tampa, FL	-	4,319	12,234	-	4,319	12,234	536	2011	2003
Temple, TX	-	2,900	9,851	-	2,900	9,851	121	2011	2012
Tomball, TX	-	1,404	5,071	880	1,404	5,951	1,721	2006	1982
Tucson, AZ	-	1,302	4,925	662	1,302	5,587	1,377	2008	1995
Tulsa, OK	-	3,003	6,025	20	3,003	6,045	1,955	2006	1992
Van Nuys, CA	-	-	36,187	-	-	36,187	3,281	2009	1991
Virginia Beach, VA	-	827	18,289	237	895	18,458	1,647	2011	2007
Voorhees, NJ	-	6,404	24,251	1,313	6,422	25,546	4,899	2006	1997
Voorhees, NJ	-	-	96,006	-	-	96,006	2,689	2010	2012
Webster, TX	-	360	5,940	8,178	2,418	12,060	3,056	2006	1991
Wellington, FL	6,768	107	16,933	381	107	17,314	3,181	2006	2000
Wellington , FL	6,071	388	13,697	144	388	13,841	2,668	2007	2003
West Allis, WI	3,475	1,106	3,309	-	1,106	3,309	456	2010	1961
West Palm Beach, FL	6,602	628	14,740	121	628	14,861	3,332	2006	1993
West Palm Beach, FL	6,092	610	14,618	116	610	14,734	3,908	2006	1991
West Seneca, NY	12,051	917	22,435	1,759	1,628	23,482	4,871	2007	1990
Westerville, OH	-	2,122	5,403	-	2,122	5,403	14	2012	2001
Zephyrhills, FL	-	3,875	23,907	3,331	3,875	27,237	1,273	2011	1974
Medical facilities total:	$713,720	$333,112	$4,027,512	$127,413	$345,938	$4,142,095	$456,935

Health Care REIT, Inc.
Schedule III
Real Estate and Accumulated Depreciation
December 31, 2012
(Dollars in thousands)

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Description	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation	Year Acquired	Year Built

Assets held for sale:
Brighton, MA	$-	$240	$3,859	$-	$-	$2,449	$-	2005	1982
Durham, NC	-	5,350	9,320	-	-	2,539	-	2006	1980
Fairhaven, MA	-	770	6,230	-	-	5,552	-	2004	1999
Hamden, CT	-	1,470	4,530	-	-	4,370	-	2002	1998
Hopedale, MA	-	130	8,170	-	-	6,581	-	2005	1999
Lakeway, TX	-	5,484	24,886	-	-	23,716	-	2007	2011
Malabar, FL	-	5,000	12,000	-	-	16,425	-	2010	2008
Melbourne, FL	-	7,000	69,000	-	-	72,694	-	2010	2009
Melbourne, FL	-	1,400	24,400	-	-	24,631	-	2010	2003
Melbourne, FL	-	600	9,400	-	-	9,550	-	2010	1986
Melbourne, FL	-	367	458	-	-	793	-	2011	1979
Midwest City, OK	-	470	5,673	-	-	2,625	-	1998	1958
New Haven, CT	-	160	4,778	-	-	2,520	-	2006	1958
Newburyport, MA	-	960	8,290	-	-	6,784	-	2002	1999
Norwalk, CT	-	410	2,640	-	-	1,764	-	2004	1971
Oklahoma City, OK	-	510	10,694	-	-	9,079	-	1998	1979
Prospect, CT	-	820	1,441	-	-	1,022	-	2004	1970
Quincy, MA	-	2,690	15,410	-	-	14,852	-	2004	1999
Rocky Hill, CT	-	1,460	7,040	-	-	6,205	-	2002	1998
Torrington, CT	-	360	1,261	-	-	1,091	-	2004	1966
Viera, FL	-	1,600	10,600	-	-	11,692	-	2010	1998
Waterbury, CT	-	370	2,166	-	-	518	-	2006	1972
Waterford, CT	-	1,360	12,540	-	-	10,141	-	2002	2000
West Hartford, CT	-	2,650	5,980	-	-	7,144	-	2004	1905
West Haven, CT	-	580	1,620	-	-	476	-	2004	1971
Assets held for sale total	$-	$42,211	$262,386	$-	$-	$245,213	-

(1) Please see Note 2 to our consolidated financial statements for information regarding lives used for depreciation and amortization.
(2) Represents real property asset associated with a capital lease.

		Initial Cost to Company			Gross Amount at Which Carried at Close of Period
Segment	Encumbrances	Land	Buildings & Improvements	Cost Capitalized Subsequent to Acquisition	Land	Buildings & Improvements	Accumulated Depreciation

Seniors housing triple-net	$218,741	$623,120	$7,462,660	$341,850	$625,388	$7,802,238	$707,213
Seniors housing operating	1,369,526	388,015	4,239,499	131,030	394,065	4,364,478	390,907
Medical facilities	713,720	333,112	4,027,512	127,413	345,938	4,142,095	456,935
Construction in progress	-	-	162,984	-	-	162,984	-
Total continuing operating properties	2,301,987	1,344,247	15,892,655	600,293	1,365,391	16,471,795	1,555,055

Assets held for sale	-	42,210	262,386	-	-	245,213	-
Total investments in real property owned	$2,301,987	$1,386,457	$16,155,041	$600,293	$1,365,391	$16,717,008	$1,555,055

	Year Ended December 31,
	2012	2011	2010

Reconciliation of real property:	(in thousands)
Investment in real estate:
Balance at beginning of year	$14,844,319	$8,992,495	$6,336,291
Additions:
Acquisitions	2,923,251	4,525,737	1,707,421
Improvements	449,964	426,000	398,510
Conversions from loans receivable	-	-	10,070
Assumed other items, net	108,404	210,411	208,314
Assumed debt	481,598	961,928	559,508
Foreign currency translation	6,082	-	-
Total additions	3,969,299	6,124,076	2,883,823
Deductions:
Cost of real estate sold	(581,696)	(250,047)	(216,300)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236)	(10,011)	(10,372)
Impairment of assets	(29,287)	(12,194)	(947)
Total deductions	(731,219)	(272,252)	(227,619)
Balance at end of year(3)	$18,082,399	$14,844,319	$8,992,495

Accumulated depreciation:
Balance at beginning of year	$1,194,476	$836,966	$677,851
Additions:
Depreciation and amortization expenses	533,585	423,605	202,543
Amortization of above market leases	7,204	6,409	2,524
Total additions	540,789	430,014	205,067
Deductions:
Sale of properties	(59,974)	(63,997)	(31,919)
Reclassification of accumulated depreciation and amortization for assets held for sale	(120,236)	(8,507)	(14,033)
Total deductions	(180,210)	(72,504)	(45,952)
Balance at end of year	$1,555,055	$1,194,476	$836,966

(3) The aggregate cost for tax purposes for real property equals $14,788,080,000, $13,604,448,000 and $8,802,656,000 at December 31, 2012, 2011 and 2010, respectively.